Derivatives and hedge accounting - Cash flow hedging - impact of hedging instruments on the statement of profit or loss and other comprehensive income (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Discontinued hedges [member] | Market risk [member]
Disclosure of detailed information about hedged items [table]
Amount reclassified from CFH reserve to profit or loss		€ (26)
Discontinued hedges [member] | Interest rate risk [member]
Disclosure of detailed information about hedged items [table]
Carrying amount cash flow hedge reserve at the end of the reporting period		1,037
Amount reclassified from CFH reserve to profit or loss		(236)
Derivatives [member] | Cash flow hedges [member]
Disclosure of detailed information about hedged items [table]
Change in fair value used as a basis to determine hedge ineffectiveness for the period	€ 2,096	(753)
Carrying amount cash flow hedge reserve at the end of the reporting period	(262)	1,999
Amount reclassified from CFH reserve to profit or loss	(838)	(576)
Change in value of hedging instrument recognised in OCI	(1,574)	1,093
Hedge ineffectiveness recognised in the statement of profit or loss, gain loss	1	(5)
Derivatives [member] | Cash flow hedges [member] | Market risk [member]
Disclosure of detailed information about hedged items [table]
Change in fair value used as a basis to determine hedge ineffectiveness for the period	(92)	3
Carrying amount cash flow hedge reserve at the end of the reporting period	(49)	(78)
Amount reclassified from CFH reserve to profit or loss	(235)	(295)
Change in value of hedging instrument recognised in OCI	250	263
Hedge ineffectiveness recognised in the statement of profit or loss, gain loss	3	1
Derivatives [member] | Cash flow hedges [member] | Interest rate risk [member]
Disclosure of detailed information about hedged items [table]
Change in fair value used as a basis to determine hedge ineffectiveness for the period	2,188	(755)
Carrying amount cash flow hedge reserve at the end of the reporting period	(214)	2,077
Amount reclassified from CFH reserve to profit or loss	(603)	(281)
Change in value of hedging instrument recognised in OCI	(1,825)	830
Hedge ineffectiveness recognised in the statement of profit or loss, gain loss	(2)	(6)
Derivatives [member] | Discontinued hedges [member] | Market risk [member]
Disclosure of detailed information about hedged items [table]
Carrying amount cash flow hedge reserve at the end of the reporting period	(13)
Amount reclassified from CFH reserve to profit or loss	(90)
Derivatives [member] | Discontinued hedges [member] | Interest rate risk [member]
Disclosure of detailed information about hedged items [table]
Carrying amount cash flow hedge reserve at the end of the reporting period	674
Amount reclassified from CFH reserve to profit or loss	(306)
Lending [Member] | Market risk [member] | Floating rate [member]
Disclosure of detailed information about hedged items [table]
Change in fair value used as a basis to determine hedge ineffectiveness for the period	(90)	(26)
Carrying amount cash flow hedge reserve at the end of the reporting period	(19)	(35)
Amount reclassified from CFH reserve to profit or loss	(153)	(256)
Lending [Member] | Interest rate risk [member] | Floating rate [member]
Disclosure of detailed information about hedged items [table]
Change in fair value used as a basis to determine hedge ineffectiveness for the period	2,937	(784)
Carrying amount cash flow hedge reserve at the end of the reporting period	(1,132)	1,310
Amount reclassified from CFH reserve to profit or loss	(454)	(97)
Borrowings by name [member] | Market risk [member] | Floating rate [member]
Disclosure of detailed information about hedged items [table]
Change in fair value used as a basis to determine hedge ineffectiveness for the period	(2)	29
Carrying amount cash flow hedge reserve at the end of the reporting period	(16)	(42)
Amount reclassified from CFH reserve to profit or loss	9	(10)
Borrowings by name [member] | Interest rate risk [member] | Floating rate [member]
Disclosure of detailed information about hedged items [table]
Change in fair value used as a basis to determine hedge ineffectiveness for the period	(915)	136
Carrying amount cash flow hedge reserve at the end of the reporting period	366	(306)
Amount reclassified from CFH reserve to profit or loss	143	33
Other [member] | Market risk [member]
Disclosure of detailed information about hedged items [table]
Change in fair value used as a basis to determine hedge ineffectiveness for the period	0	0
Carrying amount cash flow hedge reserve at the end of the reporting period	(1)	0
Amount reclassified from CFH reserve to profit or loss	(1)	(3)
Other [member] | Interest rate risk [member]
Disclosure of detailed information about hedged items [table]
Change in fair value used as a basis to determine hedge ineffectiveness for the period		(107)
Carrying amount cash flow hedge reserve at the end of the reporting period		36
Amount reclassified from CFH reserve to profit or loss		€ 19
Other [member] | Cash flow hedges [member] | Interest rate risk [member]
Disclosure of detailed information about hedged items [table]
Change in fair value used as a basis to determine hedge ineffectiveness for the period	165
Carrying amount cash flow hedge reserve at the end of the reporting period	(122)
Amount reclassified from CFH reserve to profit or loss	€ 15